Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of lease costs

	2020	2019

Operating lease cost	$38,400	$38,400

Schedule of weighted average

	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$38,400	$38,400

The following summarizes the weighted-average remaining lease term and weight-average discount rate:

	2020	2019
Weighted-average remaining lease term
Operating leases	72 Months	84 Months

Weighted-average discount rate
Operating leases	6.00%	6.00%

Schedule of weighted average

	2020	2019
Weighted-average remaining lease term
Operating leases	72 Months	84 Months

Weighted-average discount rate
Operating leases	6.00%	6.00%

Schedule of future minimum lease payment

Operating
Years Ending December 31,	Leases

2021	$38,400
2022	38,400
2023	38,400
2024	38,400
2025	38,400
Thereafter	38,400

Total lease payments	230,400
Less interest	37,313

Present value of lease liability	$193,087